Reinsurance and Indemnification - New Jersey Property-Liability Insurance Guaranty Association (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565,000,000	$ 8,921,000,000
New Jersey Unsatisfied Claim and Judgment Fund
Reinsurance Retention Policy [Line Items]
Minimum medical benefits portion of personal injury protection coverage for reimbursement to insurers for policies issued or renewed prior to January 1, 1991	75,000
Minimum medical benefits portion of personal injury protection coverage for reimbursement to insurers for policies issued or renewed from January 1, 1991 to December 31, 2004	75,000
Maximum reimbursement to insurers for medical benefits paid under personal injury protection coverage.	250,000
Reinsurance, administration assessments paid	8,900,000
Reinsurance and indemnification recoverables, net	461,000,000	$ 493,000,000
Insurance fund balance	41,000,000
PLGIA
Reinsurance Retention Policy [Line Items]
Insurance fund balance	$ 250,000,000